General	12 Months Ended
Dec. 31, 2014
General [Abstract]
General
GENERAL

A.    GENERAL DESCRIPTION

Elbit Systems Ltd. (“Elbit Systems” or the "Company") is an Israeli corporation that is 45.87% owned by the Federmann Group. Elbit Systems’ shares are traded on the Nasdaq National Market in the United States (“Nasdaq”) and on the Tel-Aviv Stock Exchange (“TASE”). Elbit Systems and its subsidiaries (collectively the “Company”) are engaged mainly in the fields of defense, homeland security and commercial aviation. Elbit Systems’ principal wholly-owned subsidiaries are the Elbit Systems of America, LLC (“ESA”) companies, Elbit Systems Electro-Optics Elop Ltd. (“Elop”), Elbit Systems Land and C4I Ltd. (“ESLC”) and Elbit Systems EW and SIGINT - Elisra Ltd. (“Elisra”).

 B.    SALES TO GOVERNMENTAL AGENCIES

The Company derives a majority of its revenues from direct or indirect sales to governments or to governmental agencies. As a result, these sales are subject to the special risks associated with sales to governments or governmental agencies. These risks include, among others, dependence on the resources allocated by governments to defense programs, changes in governmental priorities, changes in governmental regulations and changes in governmental approvals regarding export licenses required for the Company’s products and for its suppliers. As for major customers, refer to Note 22(C).

 C.    CESSATION OF PROGRAM

In December 2011, the Israeli Government, due to political considerations, did not renew the Company’s export authorization to complete performance under an approximately $90,000 contract to supply systems to a foreign customer. As a result of the cessation of the program, and in accordance with the Company's legal advisors' opinion, in 2011 the Company established a reserve for potential liability to this customer by recording an expense of approximately $72,800 ($62,000 net of taxes), which was included in cost of goods sold. In May 2012, the foreign customer claimed approximately $33,600 in advance and performance guarantees, which the Company had previously deposited for the customer's benefit as security for the Company's performance. In November 2012, following discussions with the Israeli Government regarding a possible compensatory settlement (which discussions did not result in an agreement regarding such settlement), the Company and its subsidiary Elop filed a lawsuit against the Government of Israel to recover damages and resulting expenses in the amount of approximately $74,000 in connection with the cancellation of the export authorization. The lawsuit was filed with the District Court of the Central Region of Israel. In June 2014, the Company and Elop withdrew the lawsuit and have been attempting on an ongoing basis to mitigate damages caused by the program cancellation through utilization of assets related to the canceled program on other programs. See Note 20(C)(3).

Note 1 -    GENERAL (Cont.)

D.    DISCONTINUED OPERATIONS

A U.S. company ("Subsidiary A") was held approximately 59.4% by the Company through another U.S. wholly-owned subsidiary. The two companies were acquired by the Company in the fourth quarter of 2010. During 2011, the Company recognized an impairment loss of approximately $16,000 on its holdings in Subsidiary A, of which approximately $9,500 was attributable to the Company and approximately $6,500 was attributable to the non-controlling interest. Since the acquisition date, Company’s management was committed to selling its holdings in Subsidiary A. Accordingly, Subsidiary A was classified in the consolidated financial statements as held-for-sale, discontinued operations, in accordance with the criteria set in ASC 360-10-45-9, and the operating results, and the cash flows for the two years ended at December 31, 2013 and 2012 were classified as discontinued operations, in accordance with ASC 205-20, “Discontinued Operations”. In the second quarter of 2013 the Company sold its holdings in Subsidiary A and recognized a gain of approximately $700 in discontinued operations.The results of operations and cash flows of the discontinued operations, for each of the two years ended December 31, 2013, were immaterial.

E.    SALE OF CERTAIN ASSETS

In 2013, the Company's wholly-owned U.S. subsidiary ESA sold certain assets related to cabin pressurization control systems, which were part of its commercial aviation systems activities. As a result of the sale, the Company recorded an operating pre-tax gain of $3,800 which was included as a reduction in cost of revenues .

In 2014, the Company's wholly-owned subsidiary, ESA, sold certain assets related to high-speed machinery product line. As a result of the sale, the Company recorded an operating pre-tax loss of $4,600, which was included in cost of revenues.

F.    ACQUISITION OF SUBSIDIARIES

In November 2010, the Company acquired a 49% interest in an Israeli company ("Subsidiary B"). On March 30, 2014, the Company, through another wholly-owned Israeli subsidiary, increased its holdings in Subsidiary B to 90% and, as a result, the Company recognized an approximately $6,000 gain, included in "other operating income, net", based on the re-measurement of the fair-value of its previously held 49% equity interests in Subsidiary B. The acquisition was accounted for using the purchase method as a business combination achieved in stages. The results of Subsidiary B were consolidated in the Company's consolidated financial statements commencing the date of acquisition. Revenues and earnings from the acquisition date through December 31, 2014, were immaterial to the consolidated results of the Company.

In October 2010, a wholly-owned Israeli subsidiary completed an acquisition of 100% interest in another wholly-owned Israeli subsidiary ("Subsidiary C") and recorded a contingent consideration payable subject to the occurrence of certain future events during a period of four years (the "period"). Following the lapse of the period in 2014, and as a result of the non-occurrence of certain events, the Company de-recognized the contingent consideration of approximately $5,000 recorded in operating income.